Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 18,264	$ 15,145	$ 14,148	$ 15,001	$ 9,360	$ 10,918	$ 12,227	$ 11,274	$ 10,152	$ 8,386	$ 9,501
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 1,971,486	1,630,880	1,519,631	1,606,963	1,000,391	1,163,606	1,300,048	1,195,832	1,073,923	884,989	1,000,000
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 48,594	41,111	38,258	40,530	27,849	29,908	31,386	29,019	26,912	23,210
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
Russell 1000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Total Return
Account Value	$ 24,183	18,929	16,540	18,661	13,822	14,553	13,993	12,785	11,105	9,558	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 3,509,802	2,574,083	2,116,543	2,503,956	1,926,047	1,672,655	1,604,406	1,360,699	1,147,211	993,855	1,000,000
Russell 1000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Total Return
Account Value	$ 2,418,346	1,892,862	1,654,046	1,866,085	1,382,163	1,455,293	1,399,313	1,278,489	1,110,550	955,763	$ 1,000,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 83,620	61,327	50,426	59,656	45,888	39,851	38,225	32,418	27,332	23,678
60% S&P 500/40% Bloomberg Capital Aggregate Blend [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500/40% Bloomberg Capital Aggregate Blend
Account Value	$ 56,506	$ 44,853	$ 39,690	$ 46,610	$ 39,867	$ 35,437	$ 33,088	$ 30,083	$ 27,126	$ 24,344